Debt - Narrative (Details)								1 Months Ended		12 Months Ended			48 Months Ended
	Dec. 22, 2017 USD ($)	Aug. 07, 2017 USD ($)	Mar. 17, 2017 USD ($)	Feb. 01, 2017 USD ($)	Nov. 05, 2015 USD ($)	Apr. 01, 2015 d conversion_right $ / shares Rate	Jan. 30, 2013 USD ($) d	Feb. 01, 2017 USD ($)	Jan. 31, 2013 d $ / shares Rate	Dec. 31, 2017 USD ($) institution $ / shares Rate	Dec. 31, 2016 USD ($) institution $ / shares Rate	Dec. 31, 2015 USD ($) $ / shares Rate	Dec. 31, 2016 USD ($) institution $ / shares shares	Aug. 31, 2015 USD ($)	Aug. 31, 2012 USD ($)
Debt Instrument [Line Items]
Gain on embedded derivative								$ 3,200,000
Embedded conversion option				$ 13,600,000				$ 13,600,000
Credit line capacity										$ 197,320,000
Goodwill										$ 717,099,000	$ 704,603,000	$ 743,348,000	$ 704,603,000
Number of financial institutions | institution										11	10		10
BioReference Laboratories, Inc.
Debt Instrument [Line Items]
Net assets										$ 900,000,000
Goodwill										401,800,000				$ 401,821,000
Intangible assets										$ 446,500,000				$ 545,250,000
OPKO Health Europe
Debt Instrument [Line Items]
Goodwill															$ 8,062,000
Intangible assets															$ 8,378,000
Weighted average interest rate										3.00%	3.20%		3.20%
Minimum | OPKO Health Europe
Debt Instrument [Line Items]
Variable interest rates										1.80%
Maximum | OPKO Health Europe
Debt Instrument [Line Items]
Variable interest rates										6.30%
Notes | Notes Due February 1, 2033
Debt Instrument [Line Items]
Debt face amount							$ 175,000,000.0
Interest rate of notes payable							3.00%			3.00%	3.00%	3.00%	3.00%
Equivalent redemption price									100.00%
Conversion rate | Rate						14.14827%			14.14827%	14.14827%	14.14827%	14.14827%
Conversion price (in dollars per share) | $ / shares						$ 7.07			$ 7.07	$ 7.07	$ 7.07	$ 7.07	$ 7.07
Convertible debt, threshold percentage of stock price trigger						130.00%			130.00%
Threshold trading days | d						20
Number of consecutive trading days applicable conversion price | d						30
Common stock trigger price (in dollars per share) | $ / shares						$ 9.19
Conversion rights triggered | conversion_right						1
Estimated credit spread | Rate										7.61%	7.65%	11.42%
Notes | Notes Due February 1, 2033 | Minimum
Debt Instrument [Line Items]
Threshold trading days | d							20
Notes | Notes Due February 1, 2033 | Maximum
Debt Instrument [Line Items]
Number of consecutive trading days applicable conversion price | d									30
Notes | Notes Due February 1, 2033 | On or after February 1, 2017 and before February 1, 2019
Debt Instrument [Line Items]
Equivalent redemption price									100.00%
Convertible Debt | Notes Due February 1, 2033
Debt Instrument [Line Items]
Convertible notes, conversion													$ 143,200,000
Line of Credit
Debt Instrument [Line Items]
Weighted average interest rate										4.20%	4.70%		4.70%
Common stock investments, available for sale | Convertible Debt | Notes Due February 1, 2033
Debt Instrument [Line Items]
Convertible debt, stock issued from conversion (in shares) | shares													21,539,873
Revolving Credit Facility | Line of Credit | New Credit Agreement
Debt Instrument [Line Items]
Credit line capacity					$ 175,000,000.0
Higher borrowing capacity option					$ 275,000,000.0
Total availability under credit agreement										$ 104,200,000
Commitment fee percentage					0.50%
Intercompany loan maximum borrowing capacity	$ 45,000,000.0	$ 35,000,000	$ 55,000,000
Bridge Loan | Line of Credit | New Credit Agreement
Debt Instrument [Line Items]
Credit line capacity					$ 20,000,000.0
Letter of Credit | Line of Credit | New Credit Agreement
Debt Instrument [Line Items]
Credit line capacity					$ 20,000,000.0
LIBOR | Revolving Credit Facility | Line of Credit | New Credit Agreement
Debt Instrument [Line Items]
Estimated credit spread					2.50%
LIBOR, First 12 Months | Revolving Credit Facility | Line of Credit | New Credit Agreement
Debt Instrument [Line Items]
Estimated credit spread					0.35%
LIBOR, thereafter | Revolving Credit Facility | Line of Credit | New Credit Agreement
Debt Instrument [Line Items]
Estimated credit spread					0.50%
LIBOR, First 12 Months, Adjusted for Eurocurrency Liabilities | Revolving Credit Facility | Line of Credit | New Credit Agreement
Debt Instrument [Line Items]
Estimated credit spread					1.35%
LIBOR, Thereafter, Adjusted for Eurocurrency Liabilities | Revolving Credit Facility | Line of Credit | New Credit Agreement
Debt Instrument [Line Items]
Estimated credit spread					1.50%
Additional Paid-In Capital
Debt Instrument [Line Items]
Embedded conversion option, conversion				$ 13,600,000